Note Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Note Receivable [Line Items]
Loan	$ 70,000
Loan bears interest at rate	6.00%
Proceeds received future from any financing	$ 1,000,000
Management wrote-down
Sales and marketing expenses		$ 70,000
Sponsor [Member]
Note Receivable [Line Items]
Sponsor payment	$ 30,000